Net Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Net Revenue

	12.31.2018	12.31.2017	12.31.2016
Sales of goods	26,562,884,939	24,428,156,360	19,156,011,665

Domestic market	26,549,183,632	24,421,046,495	19,150,390,183
External customers	13,701,307	7,109,865	5,621,482

Services rendered	1,501,523,693	1,590,351,169	1,166,644,033

(-) Bonus / Discounts	(1,257,477,108)	(1,179,894,646)	(988,266,581)

Total	26,806,931,524	24,838,612,883	19,334,389,117